Statement of Stockholder's Equity (USD $)	Common Stock [Member]	Stock Subscription Receivable Member	Accumulated Deficit During Development Stage [Member]	Total
Balance at Jan. 04, 2010	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Jan. 04, 2010	0
Issuance of common stock for stock subscription receivable at $1.00 per share	50,000	(43,500)		6,500
Issuance of common stock for stock subscription receivable at $1.00 per share (in shares)	50,000
Net loss			(1,000)	(1,000)
Balance at Mar. 31, 2010	50,000	(43,500)	(1,000)	5,500
Balance (in shares) at Mar. 31, 2010	50,000
Collection of stock subscription receivable		10,194		10,194
Net loss			(13,194)	(13,194)
Balance at Mar. 31, 2011	50,000	(33,306)	(14,194)	2,500
Balance (in shares) at Mar. 31, 2011	50,000
Collection of stock subscription receivable		6,588		6,588
Net loss			(8,651)	(8,651)
Balance at Mar. 31, 2012	$ 50,000	$ (26,718)	$ (22,845)	$ 437